UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2003



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P.O. Box 475 Barclays Court, Les Echelons, St Peter Port, Guernsey, GYI 6BA Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Paul Greatbatch                    Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Paul Greatbatch
-------------------------------
London, UK
07/22/03


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 25
                                       ----

Form 13F Information Table Value Total: $711,022,573
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 06/30/03

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida Spons                    ADR   US00709P1084     14617    608300    Sole                 1      Sole    346600
                                                                                                           None    261700
America Movil                        ADR   US02364W1053     75736   4039243    Sole                 1      Sole   2631893
                                                                                                           None   1407350
Ashanti Goldfields                   GDR   US0437432026     64757   8125097    Sole                 1      Sole   6682416
                                                                                                           None   1442681
Check Point Software Tech Ltd        COM   IL0010824113     47014   2410959    Sole                 1      Sole   1509759
                                                                                                           None    901200
Coca-Cola Femsa                      ADR   US1912411089     43935   2043491    Sole                 1      Sole   1256991
                                                                                                           None    786500
Distribucion y Servicios D&S         ADR   US2547531069     13143   1026760    Sole                 1      Sole    703460
                                                                                                           None    323300
Embotelladora Andina           ADR Rep A   US29081P2048      9894   1260355    Sole                 1      Sole    911405
                                                                                                           None    348950
Embotelladora Andina           ADS Rep B   US29081P3038     25949   3374400    Sole                 1      Sole   2141500
                                                                                                           None   1232900
Femsa                                ADS   US3444191064     71554   1736494    Sole                 1      Sole   1062254
                                                                                                           None    674240
Grupo Aeroportuario Sureste          ADR   US40051E2028      3461    236600    Sole                 1      Sole    236600
Grupo Televisa SA                    ADR   US40049J2069     36553   1059500    Sole                 1      Sole    639300
                                                                                                           None    420200
Kookmin Bank Spons                   ADR   US50049M1099      3617    119583    Sole                 1      Sole      1883
                                                                                                           None   3560425
KT Corporation                       ADR   US48268K1016     13896    705000    Sole                 1      Sole    430400
                                                                                                           None    274600
LanChile                             ADR   US5017231003      1256    157000    Sole                 1      Sole    157000
Lihir Gold Ltd                       ADR   US5323492067       370     21000    Sole                 1      Sole     21000
Mahanagar Telephone Nigam Ltd.       ADR   US5597784025      3868    805900    Sole                 1      Sole    648300
                                                                                                           None    173100
Matav                                ADS   US5597761098     29858   1735914    Sole                 1      Sole   1357114
                                                                                                           None    378800
Minera Buenaventura                  ADS   US2044481040     42616   1416280    Sole                 1      Sole    898602
                                                                                                           None    517678
Mobile Telesystems                   ADR   US6074091090     47873    811415    Sole                 1      Sole    633915
                                                                                                           None    177500
Orbotech Ltd                         COM   IL0010823388     28720   1726981    Sole                 1      Sole   1037610
                                                                                                           None    689371
Quilmes Industrial (New Preferred)   ADR   US74838Y2072     24808   1941129    Sole                 1      Sole   1141929
                                                                                                           None    799200
Quinenco                             ADS   US7487181031     12246   2075600    Sole                 1      Sole   1504100
                                                                                                           None    571500
Taiwan Semiconductor Co Ltd          ADR   US8740391003      9998    991900    Sole                 1      Sole    413600
                                                                                                           None    578300
Telefonos de Mexico               ADS (L)  US8794037809     76703   2441213    Sole                 1      Sole   1573313
                                                                                                           None    867900
Wimm-Bill-Dann Foods                 ADR   US97263M1099      8592    423240    Sole                 1      Sole    423240

                                             Total   $711,022,573


*  Total FMV of all shares for which Genesis has investment  discretion  including  those shares for which  it  may  not have voting authority.


REPORT SUMMARY             25 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
